Loss Per Share - Additional Information (Details) - Ordinary Shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 SFr / shares shares
Earnings per share [line items]
Number of shares issued	57,984,438	57,984,438
Number of shares outstanding	57,984,438	57,984,438
Share price | (per share)	$ 19.97	SFr 15.83